Acquisitions and Dispositions - Assets and liabilities Acquired (Detail: Text Values) € in Millions, £ in Millions	Oct. 13, 2023 GBP (£)	Oct. 13, 2023 EUR (€)
DB acquision of Numis
Percentage of interest acquired by Deutsche bank in Numis	100.00%	100.00%
Cash consideration transferred	£ 397	€ 460
Other intangibles identified in purchase price allocation
Customer relationships		56
Trade Name		27
Goodwill		€ 235	[1]

[1]	By major class of assets acquired and liabilities assumed